SCHEDULE IV - REINSURANCE	12 Months Ended
Dec. 31, 2016
Supplemental Schedule of Reinsurance Premiums for Insurance Companies [Abstract]
Schedule IV - Reinsurance
SCHEDULE IV
REINSURANCE(A)
AT OR FOR THE YEARS ENDED DECEMBER 31, 2016, 2015 AND 2014

	Gross Amount	Ceded to Other Companies	Assumed from Other Companies	Net Amount	Percentage of Amount Assumed to Net
	(Dollars In Millions)
2016
Life Insurance In-Force	$399,230	$78,760	$31,722	$352,192	9.0%
Premiums:
Life insurance and annuities	$790	$135	$197	$852	23.1%
Accident and health	60	41	9	28	32.1%
Total Premiums	$850	$176	$206	$880	23.4%
2015
Life Insurance In-Force	$406,240	$82,927	$31,427	$354,740	8.9%
Premiums:
Life insurance and annuities	$753	$128	$197	$822	24.0%
Accident and health	67	45	10	32	31.3%
Total Premiums	$820	$173	$207	$854	24.2%
2014
Life Insurance In-Force	$412,215	$87,177	$31,767	$356,805	8.9%
Premiums:
Life insurance and annuities	$775	$132	$199	$842	23.6%
Accident and health	69	49	12	32	37.5%
Total Premiums	$844	$181	$211	$874	24.1%

(A)	Includes amounts related to the discontinued group life and health business.